UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21897

 NAME OF REGISTRANT:                     Manager Directed Portfolios



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Scott M. Ostrowski, President
                                         c/o U.S. Bank Global Fund
                                         Services
                                         811 East Wisconsin Avenue,
                                         8th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-4339

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


Argent Small Cap Fund
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 AMERICA'S CAR-MART, INC.                                                                    Agenda Number:  935689109
--------------------------------------------------------------------------------------------------------------------------
        Security:  03062T105
    Meeting Type:  Annual
    Meeting Date:  30-Aug-2022
          Ticker:  CRMT
            ISIN:  US03062T1051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director for a term of one                    Mgmt          For                            For
       year: Ann G. Bordelon

1b.    Election of Director for a term of one                    Mgmt          For                            For
       year: Julia K. Davis

1c.    Election of Director for a term of one                    Mgmt          For                            For
       year: Daniel J. Englander

1d.    Election of Director for a term of one                    Mgmt          For                            For
       year: William H. Henderson

1e.    Election of Director for a term of one                    Mgmt          Against                        Against
       year: Dawn C. Morris

1f.    Election of Director for a term of one                    Mgmt          For                            For
       year: Joshua G. Welch

1g.    Election of Director for a term of one                    Mgmt          For                            For
       year: Jeffrey A. Williams

2.     To approve an advisory resolution regarding               Mgmt          For                            For
       the Company's compensation of its named
       executive officers.

3.     To ratify the selection of Grant Thornton                 Mgmt          For                            For
       LLP as the independent registered public
       accounting firm for the fiscal year ending
       April 30, 2023.

4.     To approve an amendment to the Company's                  Mgmt          For                            For
       Amended and Restated Stock Option Plan,
       increasing the number of shares authorized
       for issuance under the plan by 185,000.




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 EPLUS INC.                                                                                  Agenda Number:  935693514
--------------------------------------------------------------------------------------------------------------------------
        Security:  294268107
    Meeting Type:  Annual
    Meeting Date:  15-Sep-2022
          Ticker:  PLUS
            ISIN:  US2942681071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: BRUCE M. BOWEN                      Mgmt          For                            For

1.2    Election of Director: JOHN E. CALLIES                     Mgmt          For                            For

1.3    Election of Director: C. THOMAS FAULDERS,                 Mgmt          For                            For
       III

1.4    Election of Director: ERIC D. HOVDE                       Mgmt          For                            For

1.5    Election of Director: IRA A. HUNT, III                    Mgmt          For                            For

1.6    Election of Director: MARK P. MARRON                      Mgmt          For                            For

1.7    Election of Director: MAUREEN F. MORRISON                 Mgmt          For                            For

1.8    Election of Director: BEN XIANG                           Mgmt          For                            For

2.     Advisory vote (non-binding) on named                      Mgmt          For                            For
       executive officer compensation, as
       disclosed in the proxy statement.

3.     Proposal to ratify the selection of                       Mgmt          For                            For
       Deloitte & Touche LLP as our independent
       registered public accounting firm for
       fiscal year 2023.

4.     To approve the 2022 Employee Stock Purchase               Mgmt          For                            For
       Plan.

5.     Advisory vote (non-binding) on the                        Mgmt          1 Year                         For
       frequency of future advisory votes to
       approve named executive officer
       compensation.




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 HELEN OF TROY LIMITED                                                                       Agenda Number:  935684058
--------------------------------------------------------------------------------------------------------------------------
        Security:  G4388N106
    Meeting Type:  Annual
    Meeting Date:  24-Aug-2022
          Ticker:  HELE
            ISIN:  BMG4388N1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Julien R. Mininberg                 Mgmt          For                            For

1b.    Election of Director: Timothy F. Meeker                   Mgmt          For                            For

1c.    Election of Director: Krista L. Berry                     Mgmt          For                            For

1d.    Election of Director: Vincent D. Carson                   Mgmt          Against                        Against

1e.    Election of Director: Thurman K. Case                     Mgmt          For                            For

1f.    Election of Director: Tabata L. Gomez                     Mgmt          For                            For

1g.    Election of Director: Elena B. Otero                      Mgmt          For                            For

1h.    Election of Director: Beryl B. Raff                       Mgmt          For                            For

1i.    Election of Director: Darren G. Woody                     Mgmt          For                            For

2.     To provide advisory approval of the                       Mgmt          For                            For
       Company's executive compensation.

3.     To appoint Grant Thornton LLP as the                      Mgmt          For                            For
       Company's auditor and independent
       registered public accounting firm to serve
       for the 2023 fiscal year and to authorize
       the Audit Committee of the Board of
       Directors to set the auditor's
       remuneration.




--------------------------------------------------------------------------------------------------------------------------
 HOULIHAN LOKEY, INC.                                                                        Agenda Number:  935696926
--------------------------------------------------------------------------------------------------------------------------
        Security:  441593100
    Meeting Type:  Annual
    Meeting Date:  21-Sep-2022
          Ticker:  HLI
            ISIN:  US4415931009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director: Scott L.                    Mgmt          Withheld                       Against
       Beiser

1.2    Election of Class I Director: Todd J.                     Mgmt          Withheld                       Against
       Carter

1.3    Election of Class I Director: Jacqueline B.               Mgmt          Withheld                       Against
       Kosecoff

1.4    Election of Class I Director: Paul A. Zuber               Mgmt          Withheld                       Against

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of our named executive
       officers as disclosed in the accompanying
       Proxy Statement.

3.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       our independent registered public
       accounting firm for the fiscal year ending
       March 31, 2023.




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 SKYLINE CHAMPION CORPORATION                                                                Agenda Number:  935675629
--------------------------------------------------------------------------------------------------------------------------
        Security:  830830105
    Meeting Type:  Annual
    Meeting Date:  26-Jul-2022
          Ticker:  SKY
            ISIN:  US8308301055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director to serve until the                   Mgmt          For                            For
       next annual meeting: Keith Anderson

1.2    Election of Director to serve until the                   Mgmt          For                            For
       next annual meeting: Michael Berman

1.3    Election of Director to serve until the                   Mgmt          For                            For
       next annual meeting: Timothy Bernlohr

1.4    Election of Director to serve until the                   Mgmt          For                            For
       next annual meeting: Eddie Capel

1.5    Election of Director to serve until the                   Mgmt          For                            For
       next annual meeting: Michael Kaufman

1.6    Election of Director to serve until the                   Mgmt          For                            For
       next annual meeting: Erin Mulligan Nelson

1.7    Election of Director to serve until the                   Mgmt          For                            For
       next annual meeting: Nikul Patel

1.8    Election of Director to serve until the                   Mgmt          For                            For
       next annual meeting: Gary E. Robinette

1.9    Election of Director to serve until the                   Mgmt          For                            For
       next annual meeting: Mark Yost

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as Skyline Champion's independent
       registered public accounting firm.

3.     To consider a non-binding advisory vote on                Mgmt          For                            For
       fiscal 2022 compensation paid to Skyline
       Champion's named executive officers.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Manager Directed Portfolios
By (Signature)       /s/ Scott M Ostrowski
Name                 Scott M Ostrowski
Title                President
Date                 08/23/2023